Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 819	$ 685
Receivables	2,041	1,516
Inventories	3,289	3,206
Total current assets	6,149	5,407
Non-current assets
Mineral properties	15,922	15,457
Mining rights	17,195	16,997	$ 16,475
Property, plant and equipment	13,233	15,635
Goodwill	4,009	4,009
Other financial assets	16	334
Deferred tax assets	0	2,841
Other receivables	3,544	3,814
Total non-current assets	53,919	59,087
Total assets	60,068	64,494
Current liabilities
Bank indebtedness	9,636	14,989
Accounts payable and accrued liabilities	4,384	5,992
Accounts payable with related parties	144	6,717
Loan payable and current portion of long-term debt	363	334
Total current liabilities	14,527	28,032
Non-current liabilities
Long-term debt	109	312
Long-term debt with related parties	14,808	11,708
Reclamation and remediation obligations	5,139	5,803	1,274
Deferred tax liabilities	4,023	4,795
Other long-term payables	57	56
Total non-current liabilities	24,136	22,674
Total liabilities	38,663	50,706
Shareholders’ equity
Capital stock	7,320	2,588	301	$ 31,886
Contributed surplus	186,177	180,269	180,142	159,193
Accumulated deficit	(190,541)	(186,135)	(174,164)	(158,003)
Accumulated other comprehensive income	19,744	18,386	18,040	300
Total shareholders' equity attributable to the parent	22,700	15,108	24,319	33,376
Non-controlling interest	(1,295)	(1,320)	(937)	407
Total shareholders' equity	21,405	13,788	$ 23,382	$ 33,783
Total liabilities and shareholders’ equity	$ 60,068	$ 64,494